CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY
Assets
Cash and cash equivalents	$ 5,406	$ 7,468	21,462	22,668
Restricted cash	565	839
Accounts receivable, net	4,082	3,089	147,127	226,370
Prepayments and other current assets	1,284	848	157,160	104,368
Inventories	494	653	14,976	9,154
Total current assets	11,831	12,897	340,725	362,560
Property, plant and equipment, net	889	945	48,091	49,093
Intangible asset, net			2,250	2,693
Land use right, net			6,194	6,335
Interests in affiliates	9,851	9,772
Goodwill	1,071	1,071
Deferred tax assets	236	262	2,959	2,513
Total assets	23,878	24,947	400,219	423,194
Liabilities and shareholders' equity
Short term borrowings			64,690	60,000
Accounts payable	3,115	3,713	99,177	177,212
Other payables and accrued expenses	2,686	2,985	76,363	26,036
Other taxes payable			7,868	1,828
Income tax payable			509	5,684
Taxes payable	200	493
Total current liabilities	6,001	7,191	248,607	270,760
Shareholders' equity:
Ordinary share, 20,000,000 (2012: 20,000,000) shares authorised; 2,229,609 (2012: 2,229,609) shares issued	123	123
Share capital 61,200,000 shares issued			61,200	61,200
Additional paid-in capital	9,533	9,533
Treasury stock, 160,386 (2012: 160,386) shares at cost	(766)	(766)
Capital reserve			43,189	43,189
PRC statutory reserves	315	311	5,517	4,274
Accumulated other comprehensive income	784	731
Retained earnings	5,883	5,905	40,194	39,931
Equity attributable to shareholders of Euro Tech and Zhejiang Tianlan Environmental Protection Technology Company Limited respectively	15,872	15,837	150,100	148,594
Non-controlling interest	2,005	1,919	1,512	3,840
Total shareholders' equity	17,877	17,756	151,612	152,434
Total liabilities and shareholders' equity	$ 23,878	$ 24,947	400,219	423,194